INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES
12	INCOME TAXES

Cayman Islands Tax

Under the current law of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

PRC Corporate Income Tax

Each of the Company's PRC subsidiaries files stand-alone tax returns and the Group does not file a consolidated tax return.

For the years ended December 31, 2012, 2013 and 2014, the Company's PRC subsidiaries are subject to income tax at the statutory income tax rate of 25% under the Corporate Income Tax Law of the PRC (“CIT”).

Under the CIT and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company's PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax. Under the China-HK Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the “beneficial owner” and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company has determined that it has qualified for the 5% withholding tax rate for the years ended December 31, 2012. The Company ceased to maintain its Hong Kong tax residency for the years ended December 31, 2013 and 2014 and is therefore subject to a standard withholding tax rate of 10% for the years then ended.

The Group's income before income tax expense consist of:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

PRC	138,755	44,129	9,512
Non-PRC	(1,069)	(201)	3,189
Income before income tax expense	137,686	43,928	12,701

Income tax expense in the consolidated statements of comprehensive income consists of:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Current tax expense	49,616	36,351	28,770
Deferred tax benefit	(2,022)	(4,251)	(2,298)
Income tax expense	47,594	32,100	26,472

The reconciliation between actual income tax expense and the amount that results by applying the PRC statutory tax rate of 25% for the years ended December 31, 2012, 2013 and 2014, to income before income tax expense is as follows:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Computed “expected” tax expense	34,422	10,982	3,175
Effect of tax rate differential	(33)	50	(797)
PRC dividend withholding tax	4,598	2,351	(1,830)
Change in tax rate	-	8,659	-
Non-deductible expenses:
- Disallowed rental expenses	14,190	13,333	13,960
- Penalty charged by the governmental authority	-	1,419	949
- Bad debt write-off	569	194	72
- Disallowed entertainment expense	441	457	435
- Deemed profit method differential	396	328	442
- Withholding taxes on rebate income	367	440	605
- Others	275	115	153
Tax effect from the waiver of intra-group debts subject to tax bureau's approval	-	-	7,666
Reversal of deferred tax liabilities on equity method investment	(6,250)	-	-
Non-taxable income	(1,132)	(1,308)	(1,463)

Provision / (reversal) of unrealized tax credit from intra-group transaction	-	1,601	(1,601)
Investment loss on the dissolution / disposal of PRC subsidiaries	-	(1,250)	(487)
Release of unrecognized tax benefits due to expiration of the statute of limitations	(2,785)	(4,584)	(4,648)
Change in valuation allowance	2,536	(687)	9,841
Actual income tax expense	47,594	32,100	26,472

In 2012, dividends of RMB25,000 was received from Yunnan Nepstar, an equity method investee (see Note 9). Consequently, deferred tax liabilities of RMB6,250 arising from the recognition of the equity method investment was reversed.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2013 and 2014 are presented below.

	December 31,
	2013	2014
	RMB	RMB
Deferred tax assets:
- Tax loss carryforwards	40,621	50,696
- Inventories	3,971	2,958
- Impairment of property and equipment	2,625	3,072
- Accrual for membership reward program	411	-
-Accrual for government grant	250	229
- Accrued expenses	53	-
- Others	2,016	2,230

Total gross deferred tax assets	49,947	59,185
Valuation allowance	(31,894)	(40,807)
Total deferred tax assets	18,053	18,378

Deferred tax liabilities:
- PRC dividend withholding taxes	(15,914)	(14,084)
- Intangible assets	(627)	(627)
Total deferred tax liabilities	(16,541)	(14,711)

Net deferred tax assets	1,512	3,667

Classification on consolidated balance sheets:
Deferred tax assets:
- Current	6,330	2,038
- Non-current	11,723	16,340

Deferred tax liabilities:
- Non-current	(16,541)	(14,711)

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Valuation allowance:

Balance as of January 1	37,405	37,264	31,894
Addition	10,115	9,893	16,848
Deduction	(7,579)	(10,580)	(7,611)
Reversal on expiration of tax loss	(2,677)	(4,683)	(324)
Balance as of December 31	37,264	31,894	40,807

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Group will realize the benefits of the deferred tax assets, net of the existing valuation allowance as of December 31, 2013 and 2014. As of December 31, 2014, the Group recognized net deferred tax assets of RMB18,378, of which RMB14,203 relates to a subsidiary that is in cumulative loss position as of December 31, 2014. The net deferred tax assets recognized by this subsidiary include RMB12,034 relating to RMB48,135 tax loss carryforwards which expire in varying amounts between 2018 and 2019. The realization of these tax benefits is dependent on the generation of projected future taxable income and tax planning strategies prior to expiration of the tax loss carryforwards. Although realization is not assured, management believes it is more likely than not that all of the net deferred tax asset will be realized. The amounts of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

As of December 31, 2014, the tax loss carryforwards of the Group amounted to RMB202,784 of which RMB12,399, RMB16,084, RMB23,201, RMB74,393 and RMB76,707 will expire, if unused, by end of 2015, 2016, 2017 ,2018 and 2019 respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits in the PRC for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Balance as at January 1	31,015	36,237	45,843
Additions based on tax positions related to current year	8,007	14,190	20,998
Expiration of the statute of limitations	(2,785)	(4,584)	(4,649)
Balance as at December 31	36,237	45,843	62,192

The unrecognized tax benefits as of December 31, 2012, 2013 and 2014 are the potential benefits that, if recognized, would affect the effective tax rate. The unrecognized tax benefits mainly represent rental expenses and loss from waiver of intra-group debts taken on the tax returns in which the deductibility of such expenses does not meet the more likely than not threshold. Pursuant to the Chinese Taxation Law, loss from the waiver of debts with related parties could be deducted from taxable income only after obtaining the respective approval from the tax authority. As of December 31, 2014, the unrecognized tax benefits of RMB 11,555 was presented as a reduction of the deferred tax asset for tax loss carryforwards of certain subsidiaries since the uncertain tax position would reduce the tax loss carryforwards under the tax law. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. No interest and penalty expenses were recorded for the years ended December 31, 2012, 2013 and 2014.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (USD15). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The tax returns of the Company's PRC subsidiaries for the tax years beginning in 2008 are subject to examination by the relevant tax authorities.